Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash and cash equivalents [abstract]
Cash and deposits	¥ 6,344,691	¥ 6,245,257
Negotiable certificate of deposit and other	2,637,713	3,166,803
Total	¥ 8,982,404	¥ 9,412,060	¥ 7,516,966	¥ 6,113,655